Note 13 - Sale of 50% Membership Interest in GB Sciences Louisiana, LLC - Note Receivable (Details) - USD ($)	Mar. 31, 2021	Nov. 15, 2019
Total proceeds		$ 8,000,000
Discount on note receivable		(1,389,408)
Wellcana Note [Member]
June 1, 2020		500,000
September 1, 2020		750,000
December 1, 2020		1,000,000
March 1, 2020		1,250,000
June 1, 2021		1,500,000
September 1, 2021		1,500,000
December 1, 2021		1,500,000
Discount on note receivable	$ (1,389,408)
Net present value	$ 6,610,592	$ 6,610,592